Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Detail) - Financial assets past due but not impaired [member] - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 4,007	$ 4,062
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,287	1,194
Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,103	1,934
Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	617	934
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	162	164
90 days or more [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	16	21
90 days or more [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	87	88
90 days or more [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	59	55
1 - 29 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,747	2,702
1 - 29 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	806	660
1 - 29 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,590	1,431
1 - 29 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	351	611
1 - 3 Months [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,098	1,196
1 - 3 Months [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	465	513
1 - 3 Months [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	426	415
1 - 3 Months [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 207	$ 268